GOODWILL AND OTHER INTANGIBLE ASSETS (Roll Forward) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2018
Goodwill - Rollforward
Beginning Balance	$ 1,882	$ 736
Foreign currency translation impact	(5)	(13)
Goodwill arising from acquisitions	6	1,159
Goodwill impairment	(709)	0	$ 0
Goodwill, Written off Related to Sale of Business Unit	(3)
Ending Balance	1,171	1,882	736
Goodwill, Gross				$ 1,880
Goodwill, Impaired, Accumulated Impairment Loss				(709)
Goodwill	1,882	736	736	1,171
Communications Solutions Group
Goodwill - Rollforward
Beginning Balance	497	498
Foreign currency translation impact	(2)	(14)
Goodwill arising from acquisitions	4	13
Goodwill impairment	0
Goodwill, Written off Related to Sale of Business Unit	(2)
Ending Balance	497	497	498
Goodwill, Gross				497
Goodwill, Impaired, Accumulated Impairment Loss				0
Goodwill	497	498	498	497
Electronic Industrial Solutions Group
Goodwill - Rollforward
Beginning Balance	268	238
Foreign currency translation impact	(2)	1
Goodwill arising from acquisitions	2	29
Goodwill impairment	0
Goodwill, Written off Related to Sale of Business Unit	(1)
Ending Balance	267	268	238
Goodwill, Gross				267
Goodwill, Impaired, Accumulated Impairment Loss				0
Goodwill	268	238	238	267
Ixia Solutions Group [Member]
Goodwill - Rollforward
Beginning Balance	1,117	0
Foreign currency translation impact	(1)	0
Goodwill arising from acquisitions	0	1,117
Goodwill impairment	709
Goodwill, Written off Related to Sale of Business Unit	0
Ending Balance	407	1,117	0
Goodwill, Gross				1,116
Goodwill, Impaired, Accumulated Impairment Loss				(709)
Goodwill	$ 1,117	$ 0	$ 0	$ 407